Stockholders' Equity: (Details 2) (USD $)	12 Months Ended			0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jul. 05, 2013 [CommonStockMember] item	Oct. 31, 2012 [StockOptionsMember]	Sep. 30, 2013 [StockOptionsMember]	Jun. 30, 2013 [StockOptionsMember]	Jun. 30, 2012 [StockOptionsMember]	Jun. 30, 2011 [StockOptionsMember]	Jan. 14, 2011 [StockOptionsMember] [ChiefFinancialOfficerMember]	Oct. 02, 2012 [StockOptionsMember] [ChiefFinancialOfficerMember]
Stock-based compensation
Options granted (in shares)						0				288,667
Exercise price of shares available for grant (in dollars per share)						$ 0.00				$ 1.20
Expiration period										5 years
Number of shares fully vested upon grant										15,667	273,000
Weighted-average fair value of options granted							$ 100,997			$ 100,997
Compensation expense	51,804	288,100	574,150		0	0	17,366	52,100	31,531
Stock option activity, Number of shares
Outstanding at the beginning of the period (in shares)						288,667	288,667
Options granted (in shares)						0				288,667
Options exercised (in shares)						0
Options forfeited/expired (in shares)						0
Outstanding at the end of the period (in shares)						288,667	288,667	288,667
Exercisable at the end of the period (in shares)						288,667	288,667
Weighted-average exercise price per share
Outstanding at the beginning of the period (in dollars per share)						$ 1.20	$ 1.20
Options granted (in dollars per share)						$ 0.00				$ 1.20
Options exercised (in dollars per share)						$ 0.00
Options forfeited/expired (in dollars per share)						$ 0.00
Outstanding at the end of the period (in dollars per share)						$ 1.20	$ 1.20	$ 1.20
Exercisable at the end of the period (in dollars per share)						$ 1.20	$ 1.20
Weighted average remaining contractual term (years)
Outstanding at the beginning of the period						2 years	2 years 3 months	2 years 3 months
Outstanding at the end of the period						2 years	2 years 3 months	2 years 3 months
Exercisable at the end of the period						2 years	2 years 3 months
Aggregate intrinsic value
Outstanding at the end of the period (in dollars)						0
Exercisable at the end of the period (in dollars)						0
Information related to the Plan
Cash paid				13,000
Shares issued				72,500
Number of directors to whom awards are issued				4
Market value of shares granted				$ 20,300
Sale price (in dollars per share)				$ 0.28